Borrowings - Additional Information - Loma Negra C.I.A.S.A. (Detail) - Loma Negra C.I.A.S.A. [member]									1 Months Ended			12 Months Ended
	Sep. 22, 2017 USD ($)	Sep. 22, 2017 ARS ($)	May 15, 2017 ARS ($) Installment	Apr. 06, 2017 ARS ($)	Jul. 22, 2015 ARS ($) Installment	Jul. 21, 2015 ARS ($) Installment	Sep. 30, 2013 ARS ($) Installment	Jul. 28, 2011 USD ($)	May 31, 2017 USD ($) Installment	Jun. 30, 2016 USD ($) Installment	Mar. 31, 2016 ARS ($) Installment	Mar. 15, 2017 USD ($)	Dec. 31, 2016 Installment	Dec. 31, 2017 ARS ($)	May 31, 2017 ARS ($)	Sep. 16, 2016 USD ($)	Jun. 30, 2016 ARS ($)
In Argentina Pesos [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Bank overdrafts | $														$ 12,871,347
In Argentina Pesos [member] | Banco Provincia de Buenos Aires [member] | BADLAR plus 4% [member]
Disclosure of detailed information about borrowings [line items]
Face amount | $							$ 80,000,000
Number of semi-annual installments | Installment							10
In Argentina Pesos [member] | Banco Patagonia S.A. [member] | BADLAR corrected plus 1.65% [member]
Disclosure of detailed information about borrowings [line items]
Face amount | $						$ 200,000,000
Number of quarterly installments | Installment						9
In Argentina Pesos [member] | Banco Santander Rio S.A. [member] | BADLAR corrected plus 4% [member]
Disclosure of detailed information about borrowings [line items]
Face amount | $					$ 250,000,000
Number of quarterly installments | Installment					9
In Argentina Pesos [member] | Banco Provincia de Buenos Aires One [member] | BADLAR plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Face amount | $											$ 150,000,000
Number of monthly installments | Installment											25
In Argentina Pesos [member] | Banco Provincia de Buenos Aires two [member] | BADLAR plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Face amount | $																	$ 150,000,000
Number of monthly installments | Installment										25
In Argentina Pesos [member] | Banco Provincia de Buenos Aires three [member] | BADLAR plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Face amount | $																	$ 20,000,000
Number of monthly installments | Installment										25
In Argentina Pesos [member] | HSBC Bank Argentina S.A [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount | $				$ 150,000,000
Due date				Apr. 04, 2019
In US Dollars [member] | Industrial And Commercial Bank Of China [member] | LIBOR plus 3.4 [member]
Disclosure of detailed information about borrowings [line items]
Face amount | $										$ 50,000,000
Number of semi-annual installments | Installment										5
In US Dollars [member] | Industrial And Commercial Bank Of China [member] | LIBOR plus 3.75 [member]
Disclosure of detailed information about borrowings [line items]
Face amount									$ 65,000,000						$ 1,003,109,250
Number of semi-annual installments | Installment									5
In US Dollars [member] | Banco Supervielle S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount | $																$ 7,000,000
In US Dollars [member] | Itau Unibanco SA [member] | LIBOR plus 2.9 [member]
Disclosure of detailed information about borrowings [line items]
Face amount | $								$ 55,212,000
Original maturity								2016-07
Number of equal installments | Installment													3
Number of monthly installments | Installment													4
Number of loan installments early repayment approved | Installment			2
Debt forgiveness	$ 18,538,123.00	$ 323,955,310.00	$ 585,891,679.00									$ 37,514,318.49